INCOME TAXES (Details) - USD ($)	Apr. 30, 2016	Apr. 30, 2015
Deferred tax asset:
Net operating loss carryforward	$ 3,155,766	$ 3,040,831
Valuation allowance	(3,155,766)	(3,040,831)
Total